Cash flow disclosures - Significant non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow disclosures
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	$ (6,661)	$ (6,749)	$ (1,180)
Intangible assets increase in Other liabilities	(46)
Property, plant and equipment with an increase in Other liabilities		(2,737)	(124)
Right-of-use asset initial recognition with an increase in Lease liabilities	(2,608)	(619)	(5,217)
Concession fees paid with credit of financial re-equilibrium		(2,200)	(22,946)
Income tax paid with tax certificates	(149)	(6,887)	(2,339)
Dividends pending of payment		$ (12,435)
Acquisition of non-controlling interests through issuance of shares (Note 2 and Note 25.d)	$ (40,000)
Application of credits compensated with concession fees			(19,156)
Purchase of Navinten shares			(3,384)
Sale of Navinten shares			3,384
ICASGA's compensation received through a guarantee deposit			(41,262)
Release of concession fee payable due to ICAGSA's re-bidding process			(74,640)
Compensation of ICASGA's re-equilibriums			5,309
Compensation of ICASGA's monthly contribution			(3,767)
ICASGA's compensation to be collected			$ (66,612)